Accumulated Other Comprehensive Loss (Additional Information) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Equity [Abstract]
Tax benefit (cost) related to unrealized currency translation adjustments other than translation of foreign denominated balance sheets	$ (1)	$ (7)	$ 8
Tax benefit (cost) related to the adjustment for pension and other postretirement benefits	(30)	98	65
Cumulative tax benefit related to the adjustment for pension and other postretirement benefits	960	990
Tax benefit (cost) related to the change in the unrealized gain (loss) on marketable securities	0	(0.2)	0.6
Tax benefit (cost) related to the change in the unrealized gain (loss) on derivatives	$ 4	$ 19	$ 1